Allowances for Credit Losses - Summary of Changes in the Book Value of Loans at Amortized Cost (Details) - Loans measured at amortized cost - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
12-month expected credit losses
Disclosure Of Changes In The Book Value Of Loans At Amortized Cost [Line Items]
Beginning	₩ 385,317,491	₩ 348,518,780
Changes In The Book Value Of Loans At Amortized Cost [Abstract]
Transfer to 12-month expected credit losses	34,445,894	31,046,440
Transfer to lifetime expected credit losses (non-impaired)	(38,397,090)	(36,815,970)
Transfer to lifetime expected credit losses (impaired)	(1,127,437)	(668,120)
Sales	(3,182,398)	(2,892,774)
Write-offs	0	0
Business combination		116,067
Net increase (decrease) (execution, repayment, and others)	25,587,528	46,013,068
Ending	402,643,988	385,317,491
Lifetime expected credit losses - Non-impaired
Disclosure Of Changes In The Book Value Of Loans At Amortized Cost [Line Items]
Beginning	32,778,737	28,504,202
Changes In The Book Value Of Loans At Amortized Cost [Abstract]
Transfer to 12-month expected credit losses	(34,282,273)	(30,615,747)
Transfer to lifetime expected credit losses (non-impaired)	38,818,713	37,276,737
Transfer to lifetime expected credit losses (impaired)	(1,478,968)	(1,486,835)
Sales	(15,961)	(8,541)
Write-offs	(4)	9
Business combination		3,924
Net increase (decrease) (execution, repayment, and others)	(1,325,731)	(895,012)
Ending	34,494,513	32,778,737
Lifetime expected credit losses - Impaired
Disclosure Of Changes In The Book Value Of Loans At Amortized Cost [Line Items]
Beginning	3,488,100	3,427,365
Changes In The Book Value Of Loans At Amortized Cost [Abstract]
Transfer to 12-month expected credit losses	(163,621)	(430,693)
Transfer to lifetime expected credit losses (non-impaired)	(421,623)	(460,767)
Transfer to lifetime expected credit losses (impaired)	2,606,405	2,154,955
Sales	(270,541)	(151,714)
Write-offs	(1,516,097)	(1,091,619)
Business combination		12,808
Net increase (decrease) (execution, repayment, and others)	(171,997)	27,765
Ending	₩ 3,550,626	₩ 3,488,100